Accrued expenses (Tables)	6 Months Ended
Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Summary of the components of accrued expenses
The following is a table summarizing our accrued expenses as of June 30, 2021 and December 31, 2020:

	As of
In thousands of U.S. dollars	June 30, 2021	December 31, 2020
Accrued expenses to a related party port agent	$392	$313
Scorpio MR Pool Limited	25	375
Scorpio Commercial Management S.A.M. (SCM)	18	—
Scorpio Ship Management S.A.M (SSM)	51	33
Scorpio Handymax Tanker Pool Limited	2	—
Scorpio LR1 Pool Limited	1	—
Accrued expenses to related parties	489	721

Suppliers	13,417	15,938
Accrued interest	4,492	4,282
Accrued short-term employee benefits	3,408	11,231
Other accrued expenses	1,893	21
	$23,699	$32,193